SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

Ambow received a continued listing deficiency notice (the “Notice”) from the NYSE American LLC (the “NYSE American”) dated September 21, 2023, stating that the Company’s securities had been selling for a low price per share for a substantial period of time and the Company is not in compliance with the continued listing standards as set forth in Section 1003(f)(v) of the NYSE American Company Guide (“Company Guide”). NYSE American staff determined that Ambow’s continued listing is predicated on it effecting a reverse stock split of its common stock or otherwise demonstrating sustained price improvement no later than March 21, 2024. The Company intends to complete a reverse stock split in order to regain compliance with the NYSE American’s continued listing standards set forth in the Company Guide in a timely manner. The Company has evaluated subsequent events through November 28, 2023, the date of issuance of these condensed consolidated financial statements, other than disclosed above, the Company does not identify any events with material financial impact on the Company’s condensed consolidated financial statements.